Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2023
Concentration Risk [Abstract]
Schedule of Group’s Total Revenue	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.
	For the years ended December 31,
	2021	2022	2023
Percentage of the Group’s total revenue
Customer A	*	*	19%
Customer B	15%	11%	*
Customer C	*	15%	*
Customer H	*	*	18%
Customer I	*	*	11%
*	represent percentage less than 10%

Schedule of Group’s Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	As of December 31,
	2022	2023
Percentage of the Group’s accounts receivable
Customer B	23%	*
Customer C	25%	14%
Customer D	12%	*
Customer E	10%	13%
Customer F	*	11%
Customer G	*	12%
*	represent percentage less than 10%

Schedule of Group’s Total Purchase	The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:
	For the years ended December 31,
	2021	2022	2023
Percentage of the Group’s total purchase
Supplier A	*	*	*
Supplier B	12%	24%	17%
Supplier C	11%	19%	*
Supplier D	10%	16%	23%
*	represent percentage less than 10%